UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09435

---------------------------------------------

Waddell & Reed Advisors Small Cap Fund, Inc.

------------------------------------------------------------------------------

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

------------------------------------------------------------------------------

(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

------------------------------------------------------------------------------

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

-------------------

Date of fiscal year end: June 30

------------------

Date of reporting period: December 31, 2003

-----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Waddell & Reed Advisors Funds

Small Cap Fund

Semiannual Report
December 31, 2003

CONTENTS

3	President's Letter
5	Performance Summary
7	Portfolio Highlights
8	Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
20	Notes to Financial Statements
25	Independent Auditors' Report

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Small Cap Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Small Cap Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF SMALL CAP FUND

         December 31, 2003

Dear Shareholder

Enclosed is our report on your Fund's operations for the six months ended December 31, 2003.

2003 turned out to be an exceptionally good year for the stock market. As the year began many analysts were worried that we could have a fourth rough year. Instead, the S&P was up 29 percent and the Dow, which experienced its best year since 1996, was up 25 percent.

Why was it so good?

A number of developments drove the positive performance. Combat in Iraq ended quickly, which enabled President Bush to focus on the economy. The Federal Reserve, the Bush Administration and the Treasury took very aggressive actions in an effort to right a deteriorating economic situation. The Fed engineered a dramatic reduction in long-term interest rates. The Treasury engineered a decline in the value of the dollar. The Administration engineered a significant reduction in taxes on capital gains, dividend income and on wages and salaries. These actions were quickly recognized by the stock market as highly likely to successfully energize the economy. The stock market began to anticipate positive change in early April and really caught on by early May. A huge rally ensued. Policy initiatives caused the economy to improve sharply early in the third quarter of 2003. GDP rose more than 8 percent from July to September. With the economy improving dramatically, corporate profits started to improve and stock prices followed profits.

Looking ahead

We believe that there remain numerous benefits yet to play out for the economy from the action taken last year. The Federal Reserve appears determined to keep interest rates low. As much as $80 billion from tax rebates will go into consumer pockets in the first half of 2004. Finally, we feel that the dollar decline will shortly start to have a positive impact on export growth.

Further, we feel that there are some new developments that will likely help the economy. I believe we will see some improvement in capital spending because accelerated depreciation schedules, part of the stimulus package, expire at year-end. Also, business has been satisfying greater than expected consumer demand by depleting inventories. Replenishing these have now become necessary, further boosting industrial production as this occurs.

Of course there are always some wild cards that come into play when looking forward. If inflation begins to rear its ugly head in the form of meaningful acceleration in wages and salaries there is a risk that the Fed will have to back off of its current easy stance on interest rates. As of now, there are no signs of this occurring.

The outcome of the presidential election could also be important. Most feel that the President will be reelected. Should that not occur, there will be concern over Bush tax initiatives being reversed. Lower withholding rates, the elimination of estate taxes and the reduction in capital gains and dividend income tax rates have all had a very positive impact on the economy.

Finally, until recently China has been thought of as the icing on the world economic growth re-acceleration cake. Some now argue that China is the cake. Important incremental demand is coming from China. China may be overheating and a slowdown is possible. World growth expectations might then get modified.

Caveats aside, it looks as if the economy will be quite strong in the first half of 2004. The second half of the year should also be solid in our opinion, though maybe not as strong as the first half.

Of course, none of this is a sure thing. Whichever way the financial markets turn, we firmly believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. It's also important to keep in mind that while markets change, the basic principles of investing do not. Diversifying your portfolio, maintaining a long-term perspective and periodically reviewing your asset allocation can help you manage market fluctuations and more effectively work toward your goals.

Respectfully,

Henry J. Herrmann
President

The opinions expressed in this letter are those of the President of Waddell & Reed Advisors Small Cap Fund, Inc. and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

SHAREHOLDER SUMMARY OF SMALL CAP FUND

GOAL

Small Cap Fund

Seeks growth of capital.

Strategy

Small Cap Fund invests primarily in common stocks of domestic and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper, Inc. Small-Cap Category ("small cap stocks"). The Fund emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

Founded

1999

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class A Shares

Per Share Data

For the Six Months Ended December 31, 2003

Net asset value on
12-31-03	$12.82
6-30-03	11.00

Change per share	$1.82

         Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF SMALL CAP FUND

         Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return(A)

	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)

1-year period ended 12-31-03	26.79%	34.52%	29.05%	33.05%
5-year period ended 12-31-03	-	-	-	-
10-year period ended 12-31-03	-	-	-	-
Since inception of Class(F)	6.16%	7.66%	6.15%	6.53%
(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F)10-4-99 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C(B)	Class Y(C)

1-year period ended 12-31-03	33.48%	35.35%
5-year period ended 12-31-03	-	-
10-year period ended 12-31-03	-	-
Since inception of Class(D)	6.77%	8.27%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-4-99 for Class C shares and Class Y shares (the date on which shares were first acquired by shareholders). Investing in small cap stocks may carry more risk than investing in stocks of larger, more well-established companies.

SHAREHOLDER SUMMARY OF SMALL CAP FUND

Portfolio Highlights

On December 31, 2003, Waddell & Reed Advisors Small Cap Fund, Inc. had net assets totaling $875,784,764 invested in a diversified portfolio of:

85.97%	Common Stocks
14.03%	Cash and Cash Equivalents

As a shareholder of Waddell & Reed Advisors Small Cap Fund, Inc., for every $100 you had invested on December 31, 2003, your Fund owned:
Health Care Stocks	$20.62
Business Equipment and Services Stocks	$17.65
Technology Stocks	$14.54
Cash and Cash Equivalents	$14.03
Consumer Services Stocks	$6.70
Consumer Goods Stocks	$6.55
Retail Stocks	$6.52
Energy Stocks	$4.38
Miscellaneous Stocks	$4.01
Financial Services Stocks	$2.95
Capital Goods Stocks	$2.05

THE INVESTMENTS OF SMALL CAP FUND

December 31, 2003

COMMON STOCKS	Shares	Value

Beverages - 0.97%
Mondavi (Robert) Corporation (The), Class A*	219,219	$8,525,427

Broadcasting - 2.33%
Cox Radio, Inc., Class A*	426,400	10,758,072
Entercom Communications Corp.*	182,300	9,654,608
		20,412,680
Business Equipment and Services - 9.77%
Acxiom Corporation*	1,183,500	21,989,430
CheckFree Corporation*	755,136	20,894,613
MSC Industrial Direct Co., Inc., Class A	667,300	18,350,750
MAXIMUS, Inc.*	423,300	16,563,729
Resources Connection, Inc.*	283,109	7,743,031
		85,541,553
Capital Equipment - 0.80%
Nordson Corporation	202,699	7,004,264

Chemicals - Specialty - 1.54%
Minerals Technologies Inc.	227,000	13,449,750

Communications Equipment - 3.39%
Advanced Fibre Communications, Inc.*	413,310	8,282,732
Enterasys Networks, Inc.*	2,365,300	8,869,875
Tekelec*	813,740	12,564,146
		29,716,753
Computers - Peripherals - 4.50%
Chordiant Software, Inc.*	1,099,571	5,998,160
MicroStrategy Incorporated, Class A*	178,700	9,384,431
Red Hat, Inc.*	665,400	12,479,577
Take-Two Interactive Software, Inc.*	400,000	11,538,000
		39,400,168
Electrical Equipment - 1.25%
Power-One, Inc.*	1,016,300	10,955,714

Electronic Components - 0.91%
Power Integrations, Inc.*	236,000	7,939,040

Electronic Instruments - 5.74%
FLIR Systems, Inc.*	462,500	16,881,250
Lam Research Corporation*	306,000	9,871,560
Mettler-Toledo International Inc.*	302,400	12,764,304
Plexus Corp.*	607,800	10,460,238
Ultratech, Inc.*	10,640	313,188
		50,290,540
Finance Companies - 1.38%
Financial Federal Corporation*	331,500	10,127,325
Nelnet, Inc., Class A*	86,100	1,928,640
		12,055,965

Food and Related - 2.38%
American Italian Pasta Company, Class A*	497,100	20,828,490

Health Care - Drugs - 3.12%
Myogen, Inc.*	296,000	4,326,040
NPS Pharmaceuticals, Inc.*	308,100	9,469,454
Pharmaceutical Resources, Inc.*	106,400	6,931,960
Sepracor Inc.*	274,970	6,586,906
		27,314,360
Health Care - General - 11.67%
ALARIS Medical, Inc.*	549,299	8,354,838
ArthroCare Corporation*	553,000	13,567,855
Ciphergen Biosystems, Inc.*	610,592	6,841,683
Conceptus, Inc.*	272,730	2,897,756
IDEXX Laboratories, Inc.*	185,589	8,589,059
Omnicare, Inc.	794,000	32,069,660
ResMed Inc.*	308,300	12,806,782
VISX, Incorporated*	737,100	17,063,865
		102,191,498
Hospital Supply and Management - 5.83%
Advisory Board Company (The)*	119,556	4,164,733
Amsurg Corp.*	393,800	14,952,586
Cerner Corporation*	541,278	20,484,666
Hologic, Inc.*	127,147	2,192,014
LabOne, Inc.*	284,900	9,246,430
		51,040,429
Motor Vehicle Parts - 2.24%
Gentex Corporation	445,300	19,655,542

Petroleum - Domestic - 4.38%
Newfield Exploration Company*	491,100	21,873,594
Patterson-UTI Energy, Inc.*	500,600	16,467,237
		38,340,831
Photographic Equipment - 0.96%
DuPont Photomasks, Inc.*	349,000	8,447,545

Publishing - 4.37%
Getty Images, Inc.*	585,800	29,366,154
Martek Biosciences Corporation*	136,949	8,903,054
		38,269,208
Railroad - 1.14%
Kansas City Southern*	700,000	$10,024,000

Restaurants - 1.61%
Sonic Corp.*	461,700	14,079,542

Retail - Specialty Stores - 4.91%
Bombay Company, Inc. (The)*	492,000	4,004,880
Borders Group, Inc.*	395,000	8,658,400
Gymboree Corporation (The)*	867,600	15,005,142
O'Reilly Automotive, Inc.*	399,300	15,357,078
		43,025,500
Security and Commodity Brokers - 1.57%
Chicago Mercantile Exchange Holdings Inc.	189,664	13,724,087

Timesharing and Software - 7.88%
Cognizant Technology Solutions Corporation*	332,000	15,147,500
F5 Networks, Inc.*	297,672	7,481,986
FactSet Research Systems, Inc.	308,500	11,787,785
FileNet Corporation*	474,730	12,834,326
NetEase.com, Inc., ADR*	102,800	3,790,750
SINA Corporation*	113,000	3,813,750
Sohu.com Inc.*	129,700	3,892,297
Zebra Technologies Corporation*	155,200	10,295,192
		69,043,586
Utilities - Telephone - 1.33%
Commonwealth Telephone Enterprises, Inc.*	308,100	11,632,315

TOTAL COMMON STOCKS - 85.97%		$752,908,787
(Cost: $576,233,319)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Certificate of Deposit - 1.14%
Banks
Wells Fargo Bank, N.A.,
1.06%, 1-28-04	$10,000	10,000,000

Commercial Paper
Banks - 0.57%
Citicorp,
1.04%, 1-29-04	5,000	4,995,955

Capital Equipment - 0.57%
Caterpillar Financial Services Corp.,
1.02%, 1-21-04	5,000	4,997,167

Chemicals - Petroleum and Inorganic - 0.57%
du Pont (E.I.) de Nemours and Company,
1.05%, 1-28-04	5,000	4,996,062

Electrical Equipment - 1.71%
Emerson Electric Co.,
0.96%, 1-5-04	5,000	4,999,467
W.W. Grainger, Inc.,
1.03%, 1-28-04	10,000	9,992,275
		14,991,742
Food and Related - 1.78%
General Mills, Inc.,
1.17%, Master Note	589	589,000
Sara Lee Corporation,
1.13%, 1-29-04	15,000	14,986,817
		15,575,817
Health Care - Drugs - 1.25%
Abbott Laboratories,
0.85%, 1-5-04	3,201	3,200,698
Pfizer Inc.,
1.05%, 2- 4-04	7,738	7,730,326
		10,931,024
Health Care - General - 0.69%
Baxter International Inc.,
1.15%, 1-28-04	6,020	6,014,808

Household - General Products - 0.57%
Procter & Gamble Company (The),
1.01%, 1-15-04	5,000	4,998,036

Motor Vehicles - 0.86%
Harley-Davidson Funding Corp.:
1.04%, 1-21-04	2,500	2,498,555
1.03%, 1-29-04	5,000	4,995,994
		7,494,549
Publishing - 0.46%
Gannett Co., Inc.,
1.05%, 1-15-04	4,000	3,998,367

Utilities - Electric - 1.14%
PacifiCorp,
1.15%, 1-22-04	10,000	9,993,292

Commercial Paper (Continued)
Utilities - Gas and Pipeline - 1.14%
Michigan Consolidated Gas Co.,
1.11%, 1-8-04	$10,000	$9,997,842

Utilities - Telephone - 0.34%
SBC International Inc.,
1.04%, 1-13-04	3,000	2,998,960

Total Commercial Paper - 11.65%		101,983,621

TOTAL SHORT-TERM SECURITIES - 12.79%		$111,983,621
(Cost: $111,983,621)

TOTAL INVESTMENT SECURITIES - 98.76%		$864,892,408
(Cost: $688,216,940)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.24%		10,892,356

NET ASSETS - 100.00%		$875,784,764

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

         SMALL CAP FUND
December 31, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $688,217)
(Notes 1 and 3)	$864,892
Cash	1
Receivables:
Fund shares sold	13,243
Dividends and interest	30

Total assets	878,166

LIABILITIES
Payable to Fund shareholders	1,895
Accrued shareholder servicing (Note 2)	301
Accrued service fee (Note 2)	118
Accrued management fee (Note 2)	20
Accrued accounting and administrative services fees (Note 2)	18
Accrued distribution fee (Note 2)	8
Other	21

Total liabilities	2,381

Total net assets	$875,785

NET ASSETS
$0.001 par value capital stock:
Capital stock	$68
Additional paid-in capital	824,542
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(5,386)
Accumulated undistributed net realized loss on investment transactions	(120,114)
Net unrealized appreciation in value of investments	176,675

Net assets applicable to outstanding units of capital	$875,785

Net asset value per share (net assets divided by shares outstanding):
Class A	$12.82
Class B	$12.36
Class C	$12.48
Class Y	$12.98
Capital shares outstanding:
Class A	46,870
Class B	5,865
Class C	1,882
Class Y	13,778
Capital shares authorized	1,000,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

         SMALL CAP FUND
For the Six Months Ended December 31, 2003
(In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Interest and amortization	$718
Dividends	382

Total income	1,100

Expenses (Note 2):
Investment management fee	3,372
Shareholder servicing:
Class A	1,294
Class B	245
Class C	64
Class Y	128
Service fee:
Class A	631
Class B	83
Class C	27
Distribution fee:
Class A	41
Class B	249
Class C	82
Accounting and administrative services fees	100
Custodian fees	17
Audit fees	11
Legal fees	6
Other	140

Total expenses	6,490

Net investment loss	(5,390)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(4,543)
Unrealized appreciation in value of investments during the period	128,141

Net gain on investments	123,598

Net increase in net assets resulting from operations	$118,208

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

         SMALL CAP FUND
(In Thousands)

	For the six months ended December 31, 2003	For the fiscal year ended June 30, 2003

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(5,390)	$(7,168)
Realized net loss on investments	(4,543)	(46,408)
Unrealized appreciation	128,141	99,764

Net increase in net assets resulting from operations	118,208	46,188

Distributions to shareholders from net investment income (Note 1E):(1)
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-

	-	-

Capital share transactions (Note 5)	60,784	20,822

Total increase	178,992	67,010
NET ASSETS
Beginning of period	696,793	629,783

End of period	$875,785	$696,793

Undistributed net investment income (loss)	$(5,386)	$4

(1)See "Financial Highlights" on pages 16 - 19.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

         SMALL CAP FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,			For the period from 10-4-99(1) through
	12-31-03		2003	2002	2001	6-30-00

Net asset value, beginning of period	$11.00		$10.16	$12.14	$14.68	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.11)	(0.11)	0.05	0.09
Net realized and unrealized gain (loss) on investments	1.90		0.95	(1.86)	(1.84)	4.62

Total from investment operations	1.82		0.84	(1.97)	(1.79)	4.71

Less distributions:
From net investment income	(0.00)		(0.00)	(0.01)	(0.08)	(0.03)
From capital gains	(0.00)		(0.00)	(0.00)	(0.67)	(0.00	)*
In excess of capital gains	(0.00)		(0.00)	(0.00)	(0.00)*	(0.00)

Total distributions	(0.00)		(0.00)	(0.01)	(0.75)	(0.03)

Net asset value, end of period	$12.82		$11.00	$10.16	$12.14	$14.68

Total return(2)	16.55%		8.27%	-16.25%	-12.08%	47.19%
Net assets, end of period (in millions)	$601		$471	$493	$371	$287
Ratio of expenses to average net assets	1.65	%(3)	1.68%	1.61%	1.59%	1.61	%(3)
Ratio of net investment income (loss) to average net assets	-1.38	%(3)	-1.16%	-0.63%	0.53%	1.22	%(3)
Portfolio turnover rate	36.95%		34.05%	27.05%	34.56%	36.81%
*Not shown due to rounding.

(1)Commencement of operations of the class.

(2)Total return calculated without taking into account the sales load deducted on an initial purchase.

(3)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

         SMALL CAP FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,			For the period from 10-4-99(1) through
	12-31-03		2003	2002	2001	6-30-00

Net asset value, beginning of period	$10.66		$9.95	$12.01	$14.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.13)		(0.22)	(0.17)	(0.05)	0.02
Net realized and unrealized gain (loss) on investments	1.83		0.93	(1.89)	(1.85)	4.58

Total from investment operations	1.70		0.71	(2.06)	(1.90)	4.60

Less distributions:
From net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.02)
From capital gains	(0.00)		(0.00)	(0.00)	(0.67)	(0.00	)*
In excess of capital gains	(0.00)		(0.00)	(0.00)	(0.00)*	(0.00)

Total distributions	(0.00)		(0.00)	(0.00)	(0.67)	(0.02)

Net asset value, end of period	$12.36		$10.66	$9.95	$12.01	$14.58

Total return	15.95%		7.14%	-17.15%	-12.97%	46.07%
Net assets, end of period (in millions)	$73		$59	$56	$47	$32
Ratio of expenses to average net assets	2.66	%(2)	2.76%	2.67%	2.62%	2.72	%(2)
Ratio of net investment income (loss) to average net assets	-2.38	%(2)	-2.24%	-1.68%	-0.51%	0.08	%(2)
Portfolio turnover rate	36.95%		34.05%	27.05%	34.56%	36.81%
*Not shown due to rounding.

(1)Commencement of operations of the class.

(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

         SMALL CAP FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,			For the period from 10-4-99(1) through
			2003	2002	2001	6-30-00

Net asset value, beginning of period	$10.75		$10.01	$12.05	$14.60	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.13)		(0.22)	(0.17)	(0.04)	0.03
Net realized and unrealized gain (loss) on investments	1.86		0.96	(1.87)	(1.84)	4.59

Total from investment operations	1.73		0.74	(2.04)	(1.88)	4.62

Less distributions:
From net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.02)
From capital gains	(0.00)		(0.00)	(0.00)	(0.67)	(0.00	)*
In excess of capital gains	(0.00)		(0.00)	(0.00)	(0.00)*	(0.00)

Total distributions	(0.00)		(0.00)	(0.00)	(0.67)	(0.02)

Net asset value, end of period	$12.48		$10.75	$10.01	$12.05	$14.60

Total return	16.09%		7.39%	-16.93%	-12.82%	46.27%
Net assets, end of period (in millions)	$23		$19	$24	$14	$10
Ratio of expenses to average net assets	2.50	%(2)	2.50%	2.41%	2.49%	2.51	%(2)
Ratio of net investment income (loss) to average net assets	-2.22	%(2)	-1.97%	-1.45%	-0.38%	0.29	%(2)
Portfolio turnover rate	36.95%		34.05%	27.05%	34.56%	36.81%
*Not shown due to rounding.

(1)Commencement of operations of the class.

(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

         SMALL CAP FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,			For the period from 10-4-99(1) through
	12-31-03		2003	2002	2001	6-30-00

Net asset value, beginning of period	$11.10		$10.19	$12.18	$14.71	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.19)	(0.01)	0.04	0.14
Net realized and unrealized gain (loss) on investments	1.93		1.10	(1.91)	(1.76)	4.62

Total from investment operations	1.88		0.91	(1.92)	(1.72)	4.76

Less distributions:
From net investment income	(0.00)		(0.00)	(0.07)	(0.14)	(0.05)
From capital gains	(0.00)		(0.00)	(0.00)	(0.67)	(0.00	)*
In excess of capital gains	(0.00)		(0.00)	(0.00)	(0.00)*	(0.00)

Total distributions	(0.00)		(0.00)	(0.07)	(0.81)	(0.05)

Net asset value, end of period	$12.98		$11.10	$10.19	$12.18	$14.71

Total return	16.94%		8.93%	-15.83%	-11.57%	47.75%
Net assets, end of period (in millions)	$179	$148		$57	$64	$14
Ratio of expenses to average net assets	1.06	%(2)	1.05%	1.07%	1.08%	1.15	%(2)
Ratio of net investment income (loss) to average net assets	-0.79	%(2)	-0.56%	-0.07%	0.96%	1.68	%(2)
Portfolio turnover rate	36.95%		34.05%	27.05%	34.56%	36.81%
*Not shown due to rounding.

(1)Commencement of operations of the class.

(2)Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

         December 31, 2003

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Small Cap Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek growth of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

E. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level
From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.5042 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,609,778. During the period ended December 31, 2003, W&R received $90,424 and $1,538 in deferred sales charges for Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $1,060,506 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $16,253, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company

NOTE 3 - Investment Securities Transactions

Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $355,701,882, while proceeds from maturities and sales aggregated $240,533,297. Purchases of short-term securities aggregated $1,552,077,255, while proceeds from maturities and sales aggregated $1,631,776,797. No U.S. Government securities were purchased or sold during the period ended December 31, 2003.

For Federal income tax purposes, cost of investments owned at December 31, 2003 was $688,216,940, resulting in net unrealized appreciation of $176,675,468, of which $183,029,446 related to appreciated securities and $6,353,978 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended June 30, 2003 and the related capital loss carryover and post-October activity were as follows

Net ordinary income	$-
Distributed ordinary income	-
Undistributed ordinary income	-
Realized long-term capital gains	-
Distributed long-term capital gains	-
Undistributed long-term capital gains	-
Capital loss carryover	43,751,619
Post-October losses deferred	24,441,434

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

June 30, 2009	$1,425,485
June 30, 2010	43,619,012
June 30, 2011	43,751,619

Total carryover	$88,796,116

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended December 31, 2003	For the fiscal year ended June 30, 2003

Shares issued from sale of shares:
Class A
	12,836	19,198
Class B
	854	1,702
Class C
	366	805
Class Y
	1,551	13,630
Shares issued from reinvestment of dividend:
Class A
	-	-
Class B
	-	-
Class C
	-	-
Class Y
	-	-
Shares redeemed:
Class A
	(8,772)	(24,965)
Class B
	(482)	(1,858)
Class C
	(279)	(1,368)
Class Y
	(1,091)	(5,867)

Increase in outstanding capital shares	4,983	1,277

Value issued from sale of shares:
Class A
	$155,693	$187,942
Class B
	9,883	16,197
Class C
	4,266	7,698
Class Y
	18,571	133,223
Value issued from reinvestment of dividend:
Class A
	-	-
Class B
	-	-
Class C
	-	-
Class Y
	-	-
Value redeemed:
Class A
	(105,414)	(237,717)
Class B
	(5,587)	(17,189)
Class C
	(3,274)	(12,713)
Class Y
	(13,354)	(56,619)

Increase in outstanding capital	$60,784	$20,822

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Small Cap Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Small Cap Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 2003, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Small Cap Fund, Inc. as of December 31, 2003, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended June 30, 2003, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 17, 2004

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-  4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds

Waddell & Reed Advisors Accumulative Fund

Waddell & Reed Advisors Asset Strategy Fund, Inc.

Waddell & Reed Advisors Bond Fund

Waddell & Reed Advisors Cash Management, Inc.

Waddell & Reed Advisors Continental Income Fund, Inc.

Waddell & Reed Advisors Core Investment Fund

Waddell & Reed Advisors Dividend Income Fund

Waddell & Reed Advisors Global Bond Fund, Inc.

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors High Income Fund, Inc.

Waddell & Reed Advisors International Growth Fund, Inc.

Waddell & Reed Advisors Limited-Term Bond Fund

Waddell & Reed Advisors Municipal Bond Fund, Inc.

Waddell & Reed Advisors Municipal High Income Fund, Inc.

Waddell & Reed Advisors New Concepts Fund, Inc.

Waddell & Reed Advisors Retirement Shares, Inc.

Waddell & Reed Advisors Science and Technology Fund

Waddell & Reed Advisors Small Cap Fund, Inc.

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.

Waddell & Reed Advisors Value Fund

Waddell & Reed Advisors Vanguard Fund, Inc.

FOR MORE INFORMATION:

Contact your financial advisor, or your

local office as listed on your

Account Statement, or contact:

WADDELL & REED
CLIENT SERVICES
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, KS 66201-9217
(888) WADDELL
(888) 923-3355

Our INTERNET address is:

         http://www.waddell.com

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

NUR1018SA (12-03)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Small Cap Fund, Inc.

(Registrant)

By         /s/Kristen A. Richards

         Kristen A. Richards, Vice President and Secretary

Date March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/Henry J. Herrmann

         Henry J. Herrmann, President and Principal Executive Officer

Date March 5, 2004

By         /s/Theodore W. Howard

         Theodore W. Howard, Treasurer and Principal Financial Officer

Date March 5, 2004